FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

17. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2020 and 2021, respectively:

	December 31, 2021			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	773,678,455	—	773,678,455

	December 31, 2020			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	745,608,877	—	745,608,877